Capital structure and financial items - Financial risks - Credit exposure for cash at bank, marketable securities and derivative financial instruments (Details) - DKK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of external credit grades [line items]
Financial assets	kr 109,478	kr 111,097
Credit risk
Disclosure of external credit grades [line items]
Financial assets	33,644	32,634
AAA range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	498	10,653
AA range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	11,803	8,355
A range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	20,362	12,831
BBB range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	200	172
Not rated or below BBB range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	781	623
Cash at bank
Disclosure of external credit grades [line items]
Financial assets	26,464	15,655
Cash at bank | Credit risk
Disclosure of external credit grades [line items]
Financial assets	26,464	15,655
Cash at bank | AAA range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	0	0
Cash at bank | AA range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	10,026	6,582
Cash at bank | A range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	15,457	8,278
Cash at bank | BBB range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	200	172
Cash at bank | Not rated or below BBB range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	781	623
Marketable securities
Disclosure of external credit grades [line items]
Financial assets	498	10,653
Marketable securities | Credit risk
Disclosure of external credit grades [line items]
Financial assets	498	10,653
Marketable securities | AAA range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	498	10,653
Marketable securities | AA range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	0	0
Marketable securities | A range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	0	0
Marketable securities | BBB range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	0	0
Marketable securities | Not rated or below BBB range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	0	0
Derivative financial instruments
Disclosure of external credit grades [line items]
Financial assets	6,682	6,326
Derivative financial instruments | Credit risk
Disclosure of external credit grades [line items]
Financial assets	6,682	6,326
Derivative financial instruments | AAA range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	0	0
Derivative financial instruments | AA range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	1,777	1,773
Derivative financial instruments | A range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	4,905	4,553
Derivative financial instruments | BBB range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	0	0
Derivative financial instruments | Not rated or below BBB range | Credit risk
Disclosure of external credit grades [line items]
Financial assets	kr 0	kr 0